OPERATING SEGMENTS - Financial information of the investments in associates and joint ventures by operating segment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING SEGMENTS
Investment in associates and joint ventures	$ 2,720,559	$ 2,506,315
Equity method	199,652	136,596	$ 249,231
Operating Segments
OPERATING SEGMENTS
Investment in associates and joint ventures	2,720,559	2,506,315
Equity method	199,652	136,596
Operating Segments | Banking | Colombia
OPERATING SEGMENTS
Investment in associates and joint ventures	601,758	382,747
Equity method	45,555	39,922
Operating Segments | Banking | El Salvador
OPERATING SEGMENTS
Investment in associates and joint ventures	22,631	17,254
Equity method	2,747	840
Operating Segments | Trust
OPERATING SEGMENTS
Investment in associates and joint ventures	303,506	280,051
Equity method	27,377	28,848
Operating Segments | Investment banking
OPERATING SEGMENTS
Investment in associates and joint ventures	394,061	549,745
Equity method	1,011	14,912
Operating Segments | All other segments
OPERATING SEGMENTS
Investment in associates and joint ventures	1,398,603	1,276,518
Equity method	$ 122,962	$ 52,074